MANAGEMENT OF COMPANY (Details) (USD $) In Thousands, unless otherwise specified					36 Months Ended
	Aug. 01, 2010	Feb. 01, 2006	Feb. 01, 2004	Feb. 01, 1997	Dec. 31, 2012 General Manager [Member]	Dec. 31, 2012 Dry Bulk Manager [Member]
Amended management fee	$ 2,315	$ 1,150	$ 630	$ 750
Management fee commissions					1.25%	1.25%